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                            SUPPLEMENT TO PROSPECTUS
                          FOR SEPARATE ACCOUNT THREE OF
               THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA
                                DATED MAY 1, 2001

                (APPLICABLE TO POLICIES SOLD IN NEW JERSEY ONLY)


     The "Premium Payments - Initial Premiums" section of the prospectus is amended to reflect that for policies sold in New Jersey, the initial premium must be 100% of the Guideline Single Premium (based on Face Amount selected by the policyowner).


                          SUPPLEMENT DATED MAY 1, 2001


SPVL.SUPP05/2001(NJ)